Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Finance Income and Finance Expenses

	2017	2016	2015
	(EUR’000)
Interest income	923	123	13
Exchange rate gains	—	7,177	11,035

Total finance income	923	7,300	11,048

Interest expense	(97)	(5)	(6)
Exchange rate losses	(13,659)	(3,107)	(2,791)

Total finance expenses	(13,756)	(3,112)	(2,797)